Debt - Summary of Total Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt	$ 29,866	$ 27,052
Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	11,948	12,032
Financial services [Member]
Debt Instrument [Line Items]
Debt	$ 25,408	$ 22,678